BREAKDOWN OF TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	$ 15.5	$ 11.0
AMS of South Florida JV
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	6.9	0.0
HG Logan Retailers JV
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	1.6	0.0
Hudson-Kellee JFK 7 JV
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	0.9	0.0
Seattle Air Ventures
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	0.8	11.0
Other subsidiaries
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	$ 5.3	$ 0.0